CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Par value per share	₪ 0.02	₪ 0.02
Ordinary shares, Authorized	150,000,000	150,000,000
Number of shares issued	41,202,018	41,170,168
Ordinary shares, Outstanding	41,202,018	41,170,168